CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total Mezzanine Equity [Member]	Convertible Preferred Stock Series B Shares [Member]	Convertible Preferred Stock Series B 1 Shares [Member]	Convertible Preferred Stock Series C Shares [Member]	Convertible Preferred Stock Series C 1 Shares [Member]	Convertible Preferred Stock Series D Shares [Member]	Convertible Preferred Stock Series D 1 Shares [Member]	Convertible Preferred Stock Series D 2 Shares [Member]	Convertible Preferred Stock Series E Shares [Member]	Convertible Preferred Stock Series E 1 Shares [Member]	Convertible Preferred Stock Series F Shares [Member]	Convertible Preferred Stock Series F 1 Shares [Member]	Convertible Preferred Stock Series G Shares [Member]	Convertible Preferred Stock Series H Shares [Member]	Convertible Preferred Stock Shares [Member]	Legacy Airspan Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 309,923																	$ 308,788	$ (669,682)	$ (360,894)
Balance at Beginning, shares at Dec. 31, 2018		72,123		416,667		1,450,993	325,203		615,231	393,511	352,076	46,325			3,672,129	202,582
Balance at Beginning, shares at Dec. 31, 2018																466,952
Retrospective application of the recapitalization due to the Business Combination (Note 3), shares	(309,923,000)	(72,123)		(416,667)		(1,450,993)	(325,203)		(615,231)	(393,511)	(352,076)	(46,325)			(3,672,129)	(202,582)	59,710,047
Retrospective application of the recapitalization due to the Business Combination (Note 3), common B shares																(466,952)
Retrospective application of the recapitalization due to the Business Combination (Note 3)																	$ 6	363,475		363,481
Ending balance, value at Dec. 31, 2019																	$ 6	672,263	(669,682)	2,587
Balance at ending, shares at Dec. 31, 2019																	59,710,047
Balance at ending, shares at Dec. 31, 2019
Net loss																			(25,643)	(25,643)
Share-based compensation expense																		2,643		2,643
Ending balance, value at Dec. 31, 2020																	$ 6	674,906	(695,325)	(20,413)
Balance at ending, shares at Dec. 31, 2020																	59,710,047
Balance at ending, shares at Dec. 31, 2020
Net loss																			(70,526)	(70,526)
Share-based compensation expense																		10,577		10,577
Issuance of Series H preferred stock and warrants, net of issuance costs																		647		647
Exercise of common stock options																		1,074		1,074
Exercise of common stock options, shares																	327,954
Extinguishment of pre-combination warrant liability in connection with the Reverse Recapitalization																		10,291		10,291
Business Combination and PIPE financing, net of redemptions and equity issuance costs of $27.0 million																	$ 1	52,097		52,098
Business Combination and PIPE financing, net of redemptions and equity issuance costs of $26.2 million, shares																	12,297,951
Ending balance, value at Dec. 31, 2021																	$ 7	$ 749,592	$ (765,851)	$ (16,252)
Balance at ending, shares at Dec. 31, 2021																	72,335,952
Balance at ending, shares at Dec. 31, 2021